SCHEDULE OF FAIR VALUE ON A RECURRING BASIS (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Platform Operator, Crypto-Asset [Line Items]
Non-marketable equity securities	$ 4,947,924	$ 38,647,738	$ 1,856,380	$ 14,500,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Non-marketable equity securities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Non-marketable equity securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Non-marketable equity securities		$ 38,647,738		$ 14,500,000